Lease obligations	12 Months Ended
Dec. 31, 2019
Lease Obligations [Abstract]
Lease obligations [Text Block]

9. Lease obligations

The Company entered into an office lease in April 1, 2019 and the Company recognized a lease obligation with respect to the lease.  The terms and the outstanding balances as at December 31, 2019 and 2018 are as follows:

	2019 $	2018 $
Right-of-use asset from office lease repayable in monthly instalments of $8,755 and an interest rate of 12.5% per annum and an end date of March 31, 2023	293,464	-
Less: current portion	(76,070)	-
Non-current portion	217,394	-

The following is a schedule of the Company's future minimum lease payments related to the office lease obligation:

December 31, 2019 $

2020	106,846
2021	109,227
2022	111,609
2023	28,051
2024	-
Total minimum lease payments	355,733
Less: imputed interest	(62,269)
Total present value of minimum lease payments	293,464
Less: current portion	(76,070)
Non-current portion	217,394

The Company subleases part of their office space to other companies.  One sublease with a related party (Note 13) is month to month lease at a rate of $2,346 per month and one sublease is for a period of four years at $1,303 per month.  The total lease income from the subleasing of the office for the year ended December 31, 2019 was $39,937.